STOCK-BASED COMPENSATION - Vesting Conditions (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of share of restricted stock (shares)	46,688		130,560
Restricted stock units, type 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of share of restricted stock (shares)	11,296		14,939
Restricted stock units, type 1 | First Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights, percentage	33.00%		33.00%
Restricted stock units, type 1 | Second Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights, percentage	33.00%		33.00%
Restricted stock units, type 1 | Third Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights, percentage	34.00%		34.00%
Restricted stock units, type 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of share of restricted stock (shares)	35,392		32,708
Restricted stock units, type 2 | First Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights, percentage	66.60%		66.60%
Restricted stock units, type 2 | Second Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of share of restricted stock (shares)		43,147		28,841
Vesting rights, percentage	16.70%		16.70%
Restricted stock units, type 2 | Third Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights, percentage	16.70%		16.70%
Restricted stock units, time
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of share of restricted stock (shares)	1,250		82,913